Warrants on Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 1.00		$ 1.00
Warrants outstanding	8,911,744		8,911,744
Change in fair value of warrant liability	$ (2,898)	$ 651	$ (5,281)	$ 3,482	$ 7,485	$ (235)
Share Price Equal or Exceeds Ten point Zero Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 10.00		$ 10.00
Minimum lock in period for transfer, assign or sell warrants after completion of IPO			30 days
IPO [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	1		1
KORE Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 0.01		$ 0.01		$ 0.01
Warrants outstanding	0		0		9,814	9,814
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 11.50		$ 11.50
Warrants outstanding	8,638,966		8,638,966
Warrants exercisable term from the date of completion of business combination			30 days
Warrants exercisable term from the closing of IPO			12 months
Minimum lock In period to become effective after the closing of the initial Business Combination			60 days
Class of warrants or rights outstanding term	5 years		5 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 11.50		$ 11.50
Warrants outstanding	272,778		272,778
Common Stock [Member] | KORE Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercised and converted			1,365,312		1,365,312